Contingent liabilities and legal proceedings - USL’s dispute with IDBI Bank Limited (Details) ₨ in Millions, $ in Millions	Apr. 01, 2015 USD ($)	Apr. 01, 2015 INR (₨)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jul. 03, 2013 USD ($)	Jul. 03, 2013 INR (₨)
Disclosure of contingent liabilities [line items]
Borrowings			$ 20,483	$ 19,582	$ 18,203	$ 17,107
IDBI Bank Limited | United Spirits Limited
Disclosure of contingent liabilities [line items]
Damages claimed	$ 6	₨ 459
IDBI Bank Limited | IDBI term loan | United Spirits Limited
Disclosure of contingent liabilities [line items]
Borrowings							$ 76	₨ 6,280